Annual Fund Operating Expenses - LVIP BlackRock Global Allocation Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses	0.87%	[1]
Less Expense Reimbursement	0.09%	[2]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.78%
Service Class
Operating Expenses:
Management Fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses	1.12%	[1]
Less Expense Reimbursement	0.09%	[2]
Total Annual Fund Operating Expenses (After Fee Waiver)	1.03%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.73% of the Funds average daily net assets for the Standard Class (and 0.98% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue at least through April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund's Board of Trustees and the Adviser.